Life business contractual service margin run-off (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [abstract]
Life business contractual service margin run-off
The following table analyses the expected recognition of the contractual service margin (CSM) in profit or loss.

At 31 December 2023	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Annuities	(106)	(99)	(92)	(87)	(82)	(340)	(708)	(1,514)
Pensions and investments	(186)	(176)	(168)	(157)	(133)	(535)	(1,088)	(2,443)
Protection and other	(41)	(37)	(33)	(30)	(27)	(104)	(186)	(458)
Insurance and participating investment contracts	(333)	(312)	(293)	(274)	(242)	(979)	(1,982)	(4,415)
Reinsurance contracts held	20	17	15	14	13	48	94	221
Total	(313)	(295)	(278)	(260)	(229)	(931)	(1,888)	(4,194)

At 31 December 2022	Less than 1 year £m	1 to 2 years £m	2 to 3 years £m	3 to 4 years £m	4 to 5 years £m	5 to 10 years £m	Over 10 years £m	Total £m
Annuities	(91)	(85)	(79)	(75)	(71)	(297)	(608)	(1,306)
Pensions and investments	(173)	(162)	(153)	(143)	(134)	(564)	(1,073)	(2,402)
Protection and other	(41)	(37)	(34)	(32)	(29)	(114)	(215)	(502)
Insurance and participating investment contracts	(305)	(284)	(266)	(250)	(234)	(975)	(1,896)	(4,210)
Reinsurance contracts held	16	15	13	12	12	47	96	211
Total	(289)	(269)	(253)	(238)	(222)	(928)	(1,800)	(3,999)